Note 5 - Accrued Expenses and Other Current Liabilites (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Other Liabilities and Financial Instruments Subject to Mandatory Redemption [Abstract]
Schedule of Accrued Liabilities [Table Text Block]
	September 30, 2014	December 31, 2013

Accrued lease obligations	$193	$229
Other	24	24
	$217	$253

	December 31,
	2013	2012

Deferred rent	$—	$226
Accrued lease obligations (see Note 6)	229	95
Other	24	25
	$253	$346